Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Revenues	$ 1,379,363	$ 1,220,836	$ 1,281,202
Gross profit / (loss)	538,158	491,527	542,848
Other operating results, net	(38,581)	(6,670)	39,797
Segment profit / (loss)	372,280	299,635	198,770
Property, plant and equipment	925,756	951,768
Investment in associates and joint ventures	276,449	250,453
Offices [Member]
Statement [Line Items]
Revenues	29,203	26,796	30,243
Costs	(3,678)	(2,326)	(2,201)
Gross profit / (loss)	25,525	24,470	28,042
Net (loss) / gain from fair value adjustment of investment properties	(24,770)	(198,907)	(129,562)
General and administrative expenses	(2,537)	(3,158)	(3,839)
Selling expenses	1,196	1,190	335
Other operating results, net	84	243	(117)
Profit / (loss) from operations	(2,894)	(178,542)	(105,811)
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	(2,894)	(178,542)	(105,811)
Investment and trading properties	316,252	337,699	565,226
Property, plant and equipment	1,007	682	603
Investment in associates and joint ventures	0	0	0
Other reportable assets	2,368	2,332	1,318
Reportable assets	319,627	340,713	567,147
Shopping Malls [Member]
Statement [Line Items]
Revenues	368,822	361,288	334,495
Costs	(37,569)	(27,651)	(19,949)
Gross profit / (loss)	331,253	333,637	314,546
Net (loss) / gain from fair value adjustment of investment properties	260,615	592,917	(27,810)
General and administrative expenses	(41,821)	(38,728)	(40,232)
Selling expenses	23,837	18,077	16,770
Other operating results, net	(603)	(668)	(5,288)
Profit / (loss) from operations	525,607	869,081	224,446
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	525,607	869,081	224,446
Investment and trading properties	2,259,987	1,947,450	1,285,286
Property, plant and equipment	5,540	6,340	4,052
Investment in associates and joint ventures	0	0	0
Other reportable assets	2,963	2,738	1,739
Reportable assets	2,268,490	1,956,528	1,291,077
Sales and developments [Member]
Statement [Line Items]
Revenues	28,866	17,042	17,215
Costs	(18,039)	(23,944)	(9,950)
Gross profit / (loss)	10,827	(6,902)	7,265
Net (loss) / gain from fair value adjustment of investment properties	(43,469)	(381,050)	(478,094)
General and administrative expenses	(19,078)	(15,498)	(16,404)
Selling expenses	3,812	4,161	6,025
Other operating results, net	(29,670)	(25,468)	(7,085)
Profit / (loss) from operations	(85,202)	(433,079)	(500,343)
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	(85,202)	(433,079)	(500,343)
Property, plant and equipment	17,672	35,668	35,680
Investment in associates and joint ventures	0	0	0
Other reportable assets	0	0	100,710
Reportable assets	1,072,320	1,085,372	1,465,638
Investment and trading properties	1,054,648	1,049,704	1,329,248
Hotels [Member]
Statement [Line Items]
Revenues	88,748	86,266	114,637
Costs	(60,202)	(57,625)	(53,885)
Gross profit / (loss)	28,546	28,641	60,752
Net (loss) / gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(13,344)	(15,988)	(17,394)
Selling expenses	6,104	6,747	7,829
Other operating results, net	(437)	(633)	(2,106)
Profit / (loss) from operations	8,661	5,273	33,423
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	8,661	5,273	33,423
Property, plant and equipment	64,548	63,542	57,163
Investment in associates and joint ventures	0	0	0
Other reportable assets	1,088	780	1,266
Reportable assets	65,636	64,322	58,429
Investment and trading properties	0	0	0
Total Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	526,939	500,352	503,744
Costs	(124,161)	(116,996)	(91,035)
Gross profit / (loss)	402,778	383,356	412,709
Net (loss) / gain from fair value adjustment of investment properties	195,067	12,199	(636,004)
General and administrative expenses	(96,484)	(92,285)	(95,802)
Selling expenses	36,829	32,196	32,566
Other operating results, net	(33,674)	(22,970)	(13,060)
Profit / (loss) from operations	430,858	248,104	(364,723)
Share of loss of associates and joint ventures	37,811	33,830	62,859
Segment profit / (loss)	468,669	281,934	(301,864)
Property, plant and equipment	92,819	111,718	103,087
Investment in associates and joint ventures	253,633	226,631	231,573
Other reportable assets	14,567	9,854	108,986
Reportable assets	3,997,335	3,685,868	3,627,616
Investment and trading properties	3,636,316	3,337,665	3,183,970
Other [Member]
Statement [Line Items]
Revenues	11,300	8,960	7,154
Costs	(4,673)	(5,450)	(5,050)
Gross profit / (loss)	6,627	3,510	2,104
Net (loss) / gain from fair value adjustment of investment properties	2,691	(761)	(538)
General and administrative expenses	(19,704)	(18,913)	(17,933)
Selling expenses	1,880	2,021	1,607
Other operating results, net	(3,048)	3,556	1,536
Profit / (loss) from operations	(15,314)	(14,629)	(16,438)
Share of loss of associates and joint ventures	37,811	33,830	62,859
Segment profit / (loss)	22,497	19,201	46,421
Property, plant and equipment	4,052	5,486	5,589
Investment in associates and joint ventures	253,633	226,631	231,573
Other reportable assets	8,148	4,004	3,953
Reportable assets	271,262	238,933	245,325
Investment and trading properties	$ 5,429	$ 2,812	$ 4,210